Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified				3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Redeemable Preferred Stock Series B [Member]	Dec. 31, 2012 Redeemable Preferred Stock Series B [Member]	Dec. 31, 2011 Redeemable Preferred Stock Series B [Member]	Mar. 31, 2013 Preferred Stock Series A [Member]	Dec. 31, 2012 Preferred Stock Series A [Member]	Dec. 31, 2011 Preferred Stock Series A [Member]	Mar. 31, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2011 Series C Convertible Preferred Stock [Member]
Accounts receivable, allowance for doubtful accounts	$ 161	$ 201	$ 194
Preferred stock, dividend rate				10.00%	10.00%	10.00%	8.00%	8.00%	8.00%	6.25%	6.25%	6.25%
Redeemable preferred stock, shares authorized				800,000	800,000	800,000
Preferred stock, par value				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Redeemable preferred stock, shares outstanding				332,500	332,500	332,500
Preferred stock, shares authorized	40,000,000	40,000,000	40,000,000				2,500,000	2,500,000	2,500,000	3,000,000	3,000,000	3,000,000
Preferred stock, shares outstanding							803,270	803,270	803,270	3,000,000	3,000,000	3,000,000
Preferred stock, liquidation preference				8,312	8,312	8,312	8,033	8,033	8,033	30,000	30,000	30,000
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, shares outstanding	2,893,241	2,893,241	2,883,798
Noncontrolling interest in consolidated partnership, redemption value	$ 113	$ 99	$ 64